Segment	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGEMENT
NOTE  16:-        SEGMENT

The Company’s chief operating decision maker (“CODM”), the Chief Executive Officer, manages the Company’s business activities as a single operating and reportable segment at the consolidated level. Accordingly, our CODM uses consolidated net income and operating income as shown in the consolidated financial statements to allocate resources and to assess the performance of the segment. There is no expense or asset information, that are supplemental to those disclosed in these consolidated financial statements, that are regularly provided to the CODM. Since the Company operates as one operating segment, financial segment information, including profit or loss and asset information, can be found in the consolidated financial statements.